AMG Veritas Asia Pacific Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2022
	Shares	Value
Common Stocks - 67.3%
Communication Services - 4.5%
Sea, Ltd., ADR (Singapore)*	20,136	$2,412,092
Tencent Holdings, Ltd. (China)	92,239	4,251,696

Total Communication Services		6,663,788
Consumer Discretionary - 1.9%
Alibaba Group Holding, Ltd. (China)*	91,350	1,246,627
JD.com, Inc., Class A (China)*	54,392	1,545,543

Total Consumer Discretionary		2,792,170
Consumer Staples - 4.0%
Kweichow Moutai Co., Ltd., Class A (China)	22,100	5,953,779
Financials - 5.2%
HDFC Bank, Ltd., ADR (India)	126,816	7,777,625
Health Care - 6.2%
Adeptus Health, Inc. (United States)[1,2]	24,574	0
Cochlear, Ltd. (Australia)	15,918	2,657,686
CSL, Ltd. (Australia)	22,974	4,586,587
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A (China)	169,900	1,967,359

Total Health Care		9,211,632
Industrials - 11.8%
Centre Testing International Group Co., Ltd., Class A (China)	544,800	1,684,567
Contemporary Amperex Technology Co., Ltd., Class A (China)	6,700	536,135
Shenzhen Inovance Technology Co., Ltd., Class A (China)	655,297	5,850,963
Sungrow Power Supply Co., Ltd., Class A (China)	194,700	3,265,557
Wuxi Lead Intelligent Equipment Co., Ltd., Class A (China)	689,998	6,302,293

Total Industrials		17,639,515
Information Technology - 26.1%
Hangzhou First Applied Material Co., Ltd., Class A (China)	119,960	2,129,609
Kakao Pay Corp. (South Korea)*	6,970	849,543
MediaTek, Inc. (Taiwan)	50,000	1,556,027
Samsung Electronics Co., Ltd. (South Korea)	235,650	13,484,596
Samsung SDI Co., Ltd. (South Korea)	12,400	6,034,953
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	631,400	12,952,237
Unimicron Technology Corp. (Taiwan)	210,000	1,789,924

Total Information Technology		38,796,889
Materials - 4.2%
LG Chem, Ltd. (South Korea)	10,540	4,605,628
	Shares	Value

Yunnan Energy New Material Co., Ltd., Class A (China)	48,000	$1,655,723

Total Materials		6,261,351
Real Estate - 3.4%
Goodman Group, REIT (Australia)	300,346	5,104,836

Total Common Stocks (Cost $120,431,166)		100,201,585
Participation Notes - 27.9%
Consumer Discretionary - 3.7%
Titan Co., Ltd. (CLSA Ltd.), 01/09/23 (India)	100,000	3,331,338
Zomato, Ltd. (CLSA Ltd.), 07/22/26 (India)	2,000,000	2,152,978

Total Consumer Discretionary		5,484,316
Consumer Staples - 5.4%
Hindustan Unilever, Ltd. (CLSA Ltd.), 06/30/25 (India)	194,500	5,232,880
Nestle India, Ltd. (CLSA Ltd.), 02/19/25 (India)	12,300	2,811,803

Total Consumer Staples		8,044,683
Energy - 3.6%
Reliance Industries Ltd. (CLSA Ltd.), 06/30/25 (India)	84,000	2,905,357
Sungrow Power Supply Co., Ltd. (UBS Securities LLC), 04/21/22 (China)	146,494	2,457,034

Total Energy		5,362,391
Financials - 2.9%
Kotak Mahindra Bank, Ltd. (CLSA Ltd.), 06/02/25 (India)	187,500	4,306,246
Health Care - 5.8%
Apollo Hospitals Enterprise, Ltd. (CLSA Ltd.), 05/23/22 (India)	118,000	7,003,000
Max Healthcare Institute, Ltd. (CLSA Ltd.), 04/06/26 (India)	378,000	1,726,502

Total Health Care		8,729,502
Information Technology - 4.4%
Info Edge India, Ltd. (CLSA Ltd.), 12/31/24 (India)	10,000	591,636
Tata Consultancy Services, Ltd. (CLSA Ltd.), 02/25/25 (India)	120,731	5,933,373

Total Information Technology		6,525,009
Materials - 2.1%
Asian Paints, Ltd. (CLSA Ltd.), 06/30/25 (India)	78,500	3,176,441

Total Participation Notes (Cost $39,656,555)		41,628,588
Short-Term Investments - 4.7%
Other Investment Companies - 4.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.19%[3]	4,573,981	4,573,981

AMG Veritas Asia Pacific Fund
Schedule of Portfolio Investments (continued)
	Shares	Value

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.25%[3]	2,356,292	$2,356,292

Total Short-Term Investments (Cost $6,930,273)		6,930,273
Total Investments - 99.9% (Cost $167,017,994)		148,760,446
Value

Other Assets, less Liabilities - 0.1%	$171,374
Net Assets - 100.0%	$148,931,820

*	Non-income producing security.
[1]	Escrow shares
[2]	Security's value was determined by using significant unobservable inputs.
[3]	Yield shown represents the March 31, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Information Technology	—	$38,796,889	—	$38,796,889
Industrials	—	17,639,515	—	17,639,515
Health Care	$1,967,359	7,244,273	$0	9,211,632
Financials	7,777,625	—	—	7,777,625
Communication Services	2,412,092	4,251,696	—	6,663,788
Materials	—	6,261,351	—	6,261,351
Consumer Staples	—	5,953,779	—	5,953,779
Real Estate	—	5,104,836	—	5,104,836
Consumer Discretionary	—	2,792,170	—	2,792,170
Participation Notes
Health Care	—	8,729,502	—	8,729,502
Consumer Staples	—	8,044,683	—	8,044,683
Information Technology	—	6,525,009	—	6,525,009
Consumer Discretionary	—	5,484,316	—	5,484,316
Energy	—	5,362,391	—	5,362,391
Financials	—	4,306,246	—	4,306,246
Materials	—	3,176,441	—	3,176,441
Short-Term Investments
Other Investment Companies	6,930,273	—	—	6,930,273
Total Investments in Securities	$19,087,349	$129,673,097	$0	$148,760,446

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

AMG Veritas Asia Pacific Fund
Schedule of Portfolio Investments (continued)
At June 30, 2020, the Level 3 common stock was received as a result of a corporate action. The security's value was determined by using significant unobservable inputs.
For the period ended March 31, 2022, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period.

The country allocation in the Schedule of Portfolio Investments at March 31, 2022, was as follows:
Country	% of Long-Term Investments
Australia	8.7
China	27.4
India	33.1
Singapore	1.7
South Korea	17.6
Taiwan	11.5
100.0
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.